Financial Risk Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management
Cumulative translation adjustment	$ (68.3)	$ 77.2
Borrowings	207.6
Investments	169.7	203.1
Credit Facility
Financial Risk Management
Borrowings	$ 210.0	0.0
Foreign Exchange Risk
Financial Risk Management
Percentage of Interest-bearing deposits in US dollars	69.00%
Percentage of Interest-bearing deposits in Canadian dollars	13.00%
Percentage of Interest-bearing deposits in other currencies	18.00%
Cumulative translation adjustment	$ (68.3)	$ 77.2
Interest Rate Risk
Financial Risk Management
Increase in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Decrease in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Interest rate sensitivities increase effect on net income	$ 0.1	$ 2.2
Interest rate sensitivities decrease effect on net income	(0.1)	(2.2)
Interest rate sensitivities increase effect on equity	0.1	2.2
Interest rate sensitivities decrease in effect on equity	(0.1)	(2.2)
Borrowings	207.6	0.0
Liquidity Risk
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 69.7	511.1
Term of financial liabilities	1 year
Capital Risk Management
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 69.7	511.1
Investments	169.7	203.1
Liquid securities	132.8	168.1
Capital Risk Management | Credit Facility
Financial Risk Management
Undrawn borrowing facilities	$ 890.0	$ 1,100.0